Transactions with Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Transactions and Balances with Related Parties [Abstract]
Payroll and related expenses to the Chief Executive Officers of the Group	[1]	$ 329	$ 85	$ 261
Payroll and related expenses to the former Chief Executive Officer of the Company	[2]		128	128
Compensation to the directors of the Company, all not employed by the Company	[3]	654	186	326
Consultant services		$ 91	$ 46	$ 404

[1]	Includes granted options benefit aggregated to USD 142 thousands, USD 17 thousands and USD 61 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.
[2]	Includes granted options benefit aggregated to USD 56 thousands.
[3]	Includes granted options benefit aggregated to USD 517 thousands, USD 90 thousands and USD 126 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.